27. SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders Equity Tables
Schedule of breakdown of capital stock by nature
	12.31.17	12.31.16	12.31.15
Common shares	812,473,246	812,473,246	872,473,246
Treasury shares	(1,333,701)	(13,468,001)	(62,501,001)
Outstanding shares	811,139,545	799,005,245	809,972,245

Schedule of rollforward of outstanding shares

			Quantity of outstanding of shares
	12.31.17	12.31.16	12.31.15
Shares at the beggining of the year	799,005,245	809,972,245	867,284,349
Purchase of treasury shares	-	(11,107,600)	(59,247,400)
Sale of treasury shares	12,134,300	140,600	1,935,296
Shares at the end of the year	811,139,545	799,005,245	809,972,245

Schedule of shareholders' remuneration
	12.31.17	12.31.16	12.31.15
Net profit (Loss)	(1,125.6)	(372.4)	3,111.2
Legal reserve (5.00%)	-	-	(155.6)
Dividends calculation base	(1,125.6)	(372.4)	2,955.6
Minimum mandatory dividend (25.00%)	-	-	738.9
Remuneration of shareholders' exceeding the mandatory minimum	-	513.2	251.8
Total remuneration of shareholders' in the year, as interest on shareholders' equity	-	513.2	990.7
Withholding income tax on interest on shareholders' equity	-	(77.0)	(88.9)
Remuneration of shareholders', net of withholding income tax	-	436.2	901.8

Dividends paid per share	-	0.76410	1.19979

Payment of interest on shareholders' equity, paid in 2016 - gross of withholding income tax of R$77.0	-	(513.2)	(425.9)
Paid in the previous period - interest on shareholders' equity of 2015 - gross withholding income tax of R$48.3	-	(473.4)	(376.7)
Dividends paid related to 2015	-	(189.7)	(86.5)
Payments made during in the year	-	(1,176.3)	(889.1)

Total remuneration of shareholders' outstanding	-	-	564.8
Withholding income tax on interest on shareholders' equity	-	-	(48.3)
Remaining amounts outstanding	1.9	2.3	1.9
Interest on shareholders' equity outstanding	1.9	2.3	518.5

Schedule of profit distribution/Loss absorption

		Loss absorption		Reserve balances
	Limit on
	capital %	12.31.17	12.31.16	12.31.17	12.31.16
Actuarial loss FAF	-	(16.8)	(19.1)	-	-
Interest on shareholdes' equity	-	-	513.2	-	-
Legal reserve	20	(438.8)	-	101.4	540.2
Capital increase reserve	20	(30.3)	(989.1)	-	170.8
Reserve for tax incentives	-	(639.7)	122.6	-	639.7
		(1,125.6)	(372.4)	101.4	1,350.7

Schedule of capital reserve

	Capital Reserves
	12.31.17	12.31.16
Result on disposal of shares	(40.7)	(40.7)
Granted shares canceled	(32.4)	(32.4)
Valuation of stock exchange	166.2	166.2
Shares based payment	261.8	236.2
Goodwill on acquisition of non-controlling entities	(40.5)	(47.4)
Acquisition of non-controlling entities	(199.3)	(240.9)
	115.1	41.0

Schedule of treasury shares

		Quantity of outstanding of shares
	12.31.17	12.31.16
Shares at the beggining of the year	13,468,001	62,501,001
Cancellation of treasury shares	-	(60,000,000)
Purchase of treasury shares	-	11,107,600
Sale of treasury shares	(12,134,300)	(140,600)
Shares at the end of the year	1,333,701	13,468,001

Schedule of Breakdown of the capital by owner

The shareholding position of shareholders holding more than 5% of the voting capital, management and members of the Board of Directors is presented below (unaudited):

	12.31.17		12.31.16
Shareholders	Quantity	%	Quantity	%
Major shareholders
Fundação Petrobras de Seguridade Social - Petros (1)	92,716,266	11.41	92,761,499	11.42
Caixa de Previd. dos Func. Do Banco do Brasil (1)	86,605,452	10.66	86,628,752	10.66
Tarpon	59,014,607	7.26	95,984,835	11.81
Aberdeen (1)	40,748,226	5.02	36,580,714	4.50
Management
Board of Directors	41,220,470	5.07	37,348,439	4.60
Executives	157,546	0.02	50,252	0.01
Treasury shares	1,333,701	0.16	13,468,001	1.66
Other	490,676,978	60.40	449,650,754	55.34
	812,473,246	100.00	812,473,246	100.00

(1)	The pension funds are controlled by employees that participate in the respective entities.